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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      FUND


                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               8

Schedule of Investments                      12

Financial Statements                         21

Notes to Financial Statements                30

Trustees, Officers and Service Providers     37

Pioneer Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         94.2%
Depositary Receipts for International Stocks                                2.9%
International Common Stocks                                                 2.1%
Temporary Cash Investment                                                   0.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

        [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 17.1%
Information Technology                                                     13.9%
Consumer Discretionary                                                     13.6%
Health Care                                                                12.6%
Industrials                                                                12.4%
Consumer Staples                                                           11.3%
Energy                                                                      8.2%
Materials                                                                   5.4%
Telecommunication Services                                                  3.4%
Utilities                                                                   2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

--------------------------------------------------------------------------------
1.  ChevronTexaco Corp.       2.19%   6.  SBC Communications, Inc.         1.73%
--------------------------------------------------------------------------------
2.  Exxon Mobil Corp.         2.11    7.  T. Rowe Price Associates, Inc.   1.68
--------------------------------------------------------------------------------
3.  McGraw-Hill Co., Inc.     1.95    8.  Johnson & Johnson                1.68
--------------------------------------------------------------------------------
4.  Target Corp.              1.86    9.  Walgreen Co.                     1.63
--------------------------------------------------------------------------------
5.  John Wiley & Sons, Inc.   1.77    10. General Dynamics Corp.           1.59
--------------------------------------------------------------------------------

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04     12/31/03
                          $38.64      $38.00

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $0.1300     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
            Net Asset    Public Offering
Period        Value          Price*
10 Years      11.16%         10.51%
5 Years       -1.14          -2.31
1 Year        18.13          11.34
-------------------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                    Pioneer              S&P 500
                     Fund*                Index
6/94                  9425                10000
                      9618                10486
                     12180                14420
6/96                 14580                17725
                     20189                23635
6/98                 26044                30394
                     30112                36787
6/00                 30147                33444
                     26793                29480
6/02                 21364                22966
                     26615                29550
6/04                 27155                30567

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  6/30/04    12/31/03
                          $37.77      $37.18

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's
(S&P) 500 Index.

-----------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                     If          If
Period              Held      Redeemed*
Life-of-Class
(7/1/96)            8.46%       8.46%
5 Years            -2.00       -2.18
1 Year             17.04       13.04
-----------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions at net asset value. The maximum CDSC of 4% declines over six years.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                          Pioneer                 S&P 500
                           Fund*                   Index
7/96                       10000                   10000
                           10991                   11683
                           15079                   15579
6/99                       19275                   20034
                           22094                   24247
6/00                       21927                   22044
                           19323                   19431
6/02                       15274                   15138
                           18854                   19477
6/04                       19153                   20147

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04     12/31/03
                          $37.44      $36.84

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's
(S&P) 500 Index.

-----------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                     If           If
Period              Held       Redeemed*
Life-of-Class
(7/1/96)            8.38%        8.38%
5 Years            -1.93        -1.93
1 Year             17.18        17.18
-----------------------------------------

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                 Pioneer           S&P 500
                  Fund*             Index
7/96              10000             10000
                  10874             11683
                  14925             15579
6/98              19081             20034
                  21883             24247
6/00              21726             22044
                  19153             19431
6/02              15156             15138
                  18729             19477
6/04              19034             20147

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                             CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04     12/31/03
                          $38.69      $38.06

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $0.1400     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's
(S&P) 500 Index.

-------------------------------------
Average Annual Total Returns**
(As of June 30, 2004)
                  If          If
Period           Held      Redeemed*
10 Years        10.70%       10.70%
5 Years         -1.47        -1.47
1 Year          18.14        18.14
-------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

              Pioneer        S&P 500
               Fund*          Index
6/94           10000          10000
               10179          10486
               12827          14420
6/96           15277          17725
               21048          23635
6/98           27035          30394
               31081          36787
6/00           30962          33444
               27373          29480
6/02           21724          22966
               27085          29550
6/04           27634          30567

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

**The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

  The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/04     12/31/03
                          $38.73      $38.09

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 6/30/04)        Dividends   Capital Gains   Capital Gains
                          $0.2200     $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's
(S&P) 500 Index.

-------------------------------------------
Average Annual Total Returns*
(As of June 30, 2004)
                        If           If
Period                 Held       Redeemed*
Life-of-Class
(5/6/99)             -0.14%        -0.14%
5 Years              -0.72         -0.72
1 Year               18.67         18.67
-------------------------------------------

* All returns reflect reinvestment of distributions at net asset value.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                 Pioneer          S&P 500
                  Fund*            Index
5/99              10000            10000
                  10800            11368
6/00              10854            10335
                   9687             9110
6/02               7758             7097
                   9708             9132
6/04               9928             9446

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey, reviews the investment environment and the performance of Pioneer Fund over the six months ended June 30, 2004.

Q:   How did the portfolio perform over the first six months of 2004?

A: Pioneer Fund recorded a positive total return of 2.03% at net asset value on Class A shares in the six months ended June 30, 2004. Class B, C, R and Y shares returned 1.59%, 1.63%, 2.03% and 2.27% at net asset value. That exactly matched the return of the average fund in the Lipper Large-Cap Core group, which was also up 2.03%. Both Pioneer Fund and the Lipper average lagged the Standard & Poor's 500 Index, which showed a total return of 3.44% over the same period. While the mild returns might suggest a calm market, the reality was a market of sharp contrasts. With reference to performance of the respective sectors in the S&P 500, information technology, the darling of investors in 2003, barely moved, with a gain of 0.44% for the period, while energy, industrials and consumer staples advanced, respectively, 12.97%, 7.42%, and 6.12%. Investors appeared to be "rotating" out of more highly priced stocks and into shares more moderately priced, with dividends and steadier earnings outlooks.

Q:   Please discuss the Fund's performance versus the S&P 500 Index.

A: Our underperformance versus the S&P 500 was attributable mainly to our stock holdings in four sectors: information technology, materials, industrials and telecommunications services. Our strongest positive contributors were our investments in consumer discretionary, consumer staples and health care. Taking first the negative contributors, our technology holdings showed an overall decline of 1.59% versus the S&P 500 sector gain of 0.44%. The main culprits were our positions in Texas Instruments, Novellus Systems, Synopsys and Nokia. After analyzing the different situations, we retained shares in Texas Instruments and Nokia, but liquidated our positions in Novellus and Synopsys. With regard to materials, where again we showed a negative return (3.80%) versus a slight positive return (0.71%) for the S&P 500 sector, the largest factor was our position in Rio Tinto. In the case of materials, we believe that the fundamentals are strong for the group looking out at least over the next couple of years and that it was mainly "profit taking" behind

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the weak share prices. Perhaps, too, there was some concern about a potential slow-down in the Chinese economy, which has been a prime user of many raw materials as that country rapidly industrializes. Following our evaluation of the pros and cons, we retained Rio Tinto, a prominent worldwide mining company, as well as our shares of other companies in the sector.

     Industrials presented a mixed picture, with our investments rising 5.13% versus an increase for the sector of 7.42%. We had very good performance from our railroad holding Norfolk Southern, but our capital-goods stocks were more sluggish. Finally, in telecommunication services, we did not own AT&T Wireless, which received a premium take-over bid, but instead owned BellSouth and SBC Communications, the companies in the joint venture, Cingular, that made the bid. BellSouth and SBC both declined as investors worried that they "overpaid."

     On the bright side, we had some nice gains from stocks in consumer discretionary, consumer staples and health care. They were, respectively, John Wiley & Sons, publisher of scientific and technical books and journals and also owner of the "For Dummies" imprint; Colgate-Palmolive, major brand in toothpaste; and Becton Dickinson, provider of medical supplies including disposable syringes.

Q:   What changes have you made to the portfolio so far this year?

A: We were fairly active during the six months, adding 18 positions and eliminating 18. The combined effect of securities transactions and market fluctuations produced overall increases for our weightings in the energy, consumer discretionary, consumer staples, health care and financials sectors; overall decreases for our weightings in industrials and information technology; and no meaningful change for our weightings in materials, telecommunications services and utilities. In energy, we initiated positions in Apache, British Petroleum, Pioneer Natural Resources and Occidental Petroleum and sold positions in Transocean, Royal Dutch Petroleum, and Shell Transport & Trading. We believed that Transocean was fairly valued, and in the cases of Royal Dutch and the allied Shell Transport we had developed reservations about management in the wake of significant downward revisions in oil

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                            (continued)
--------------------------------------------------------------------------------

     and gas reserves estimates. On the other hand, we thought that prospects were positive for the companies we added and that the larger number of holdings would provide the portfolio with more diversification.

     In consumer discretionary we invested in three companies we thought were poised to do better with the stronger economy, Ford Motor, Liz Claiborne, and Walt Disney, and sold two stocks that had been longer-term disappointments, Dow Jones and Eastman Kodak. We also added Clorox, formulator of bleaches and other household cleansers, and Estee Lauder, cosmetics manufacturer, in consumer staples. Our health care additions were among our most significant and included equipment makers Guidant and St. Jude Medical, distributor Cardinal Health, and generic-drug companies Barr Pharmaceuticals and Mylan Laboratories.

     One of our purchases in financials proved to be particularly well timed, as SouthTrust, a regional bank headquartered in Birmingham, Alabama, received a generous acquisition offer from another bank, Wachovia, not long after we had bought it. Another entry we made to the portfolio was U.S. Bancorp, based in Minneapolis, Minnesota. In other sectors, we bought, in materials, Ecolab, supplier of industrial and institutional cleaning chemicals, and, in information technology, Apple Computer, survivor, against all odds, in the personal-computer business as well as innovative producer of the very hot iPod digital-music player.

     Along with the seven names already mentioned in energy and consumer discretionary and (above) in information technology, we deleted the following: Boeing, Lockheed Martin, Robert Half, Union Pacific, Medco Health Solutions, Bank of America, Electronics Data Systems, BMC Software, Cisco Systems, QUALCOMM and Altera. As always, we had a variety of reasons, in some instances recognizing difficulties for the companies that appeared beyond a reasonable time horizon in their resolution, in other instances seeing a fully valued stock relative to identifiable earnings power, and in still other cases just thinking we had more attractive alternatives.

Q: What is your outlook on the stock market and economy for the remainder of 2004?

A: At the midpoint of 2004, the market appears in disarray. Truth be told, interest rates have not really moved very much at all, but

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     there appears great anxiety about greater moves to come. Inflation is not a current problem, yet the high oil and raw-materials prices, as well as the prospect of rising wages with growth in employment, provide the worriers a reason to focus on the risk of inflation. Corporate earnings are generally very strong and also strongly up from last year, but the expressed concern is with respect to slowing of the impressive comparisons. And so it is as well when it comes to discussion of international events and corporate-governance issues and much else: every glass on the counter seems to be half empty, none are thought to be half full, as the common expression goes. From our point of view, a half glass of water is just that, and the market to us remains attractive, even if more moderately attractive than it was in early 2003 when prices were much lower and the economy was still just poised for its rebound rather than underway with the rebound as it is currently. We see especially good values, however, among the good companies with good long-term records in which we like to invest on your behalf and which were relatively neglected by investors up until recently.

     Betting which way the market might go on a short-term basis has never seemed to us like a particularly fruitful endeavor. For one thing, what is to be gained from that activity unless one is just speculating, for example, in market-index futures, an activity we would not recommend to any but the real gamblers. For in the actual day-to-day world, one makes or loses money on individual stocks bought and sold, embraced or avoided. One never makes a dime guessing which way the market will go; it is the actual investments one does or does not make that determine your results. So our intention is, as always, to stay invested over the coming months, and years, and to stay invested in the solid kinds of companies we always aim to own in your portfolio. Thank you for your support.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                           Value
              COMMON STOCKS -  99.9%
              Energy - 8.2%
              Integrated Oil & Gas - 6.1%
  400,000     BP Amoco Plc (A.D.R.)                        $   21,428,000
1,470,500     ChevronTexaco Corp.                             138,388,755
  660,044     ConocoPhillips (c)                               50,354,757
3,006,986     Exxon Mobil Corp.                               133,540,248
  888,500     Occidental Petroleum Corp.                       43,012,285
                                                           --------------
                                                           $  386,724,045
                                                           --------------
              Oil & Gas Drilling - 1.0%
1,140,200     Smith International, Inc.*                   $   63,577,552
                                                           --------------
              Oil & Gas Exploration & Production - 1.1%
  475,000     Apache Corp.                                 $   20,686,250
1,401,900     Pioneer Natural Resources Co.                    49,178,652
                                                           --------------
                                                           $   69,864,902
                                                           --------------
              Total Energy                                 $  520,166,499
                                                           --------------
              Materials - 5.4%
              Aluminum - 0.6%
1,126,000     Alcoa, Inc.                                  $   37,191,780
                                                           --------------
              Commodity Chemicals - 1.0%
  500,000     Air Products & Chemicals, Inc.               $   26,225,000
  916,896     E.I. du Pont de Nemours and Co.                  40,728,520
                                                           --------------
                                                           $   66,953,520
                                                           --------------
              Diversified Chemical - 0.4%
  400,000     PPG Industries, Inc.                         $   24,996,000
                                                           --------------
              Diversified Metals & Mining - 2.5%
  794,000     Phelps Dodge Corp.*                          $   61,542,940
4,000,000     Rio Tinto Plc                                    96,268,155
                                                           --------------
                                                           $  157,811,095
                                                           --------------
              Paper Products - 0.5%
1,080,000     Meadwestvaco Corp.                           $   31,741,200
                                                           --------------
              Specialty Chemicals - 0.4%
  787,300     Ecolab, Inc.                                 $   24,957,410
                                                           --------------
              Total Materials                              $  343,651,005
                                                           --------------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
               Capital Goods - 7.7%
               Aerospace & Defense - 1.6%
1,012,300      General Dynamics Corp.                      $  100,521,390
                                                           --------------
               Electrical Components & Equipment - 0.8%
  445,800      Emerson Electric Co.                        $   28,330,590
  636,500      General Electric Co.                            20,622,600
                                                           --------------
                                                           $   48,953,190
                                                           --------------
               Industrial Conglomerates - 2.7%
  480,800      Illinois Tool Works, Inc.                   $   46,103,912
1,126,600      Johnson Controls, Inc.                          60,137,908
  750,000      United Technologies Corp.                       68,610,000
                                                           --------------
                                                           $  174,851,820
                                                           --------------
               Industrial Machinery - 2.6%
  900,000      Caterpillar, Inc. (c)                       $   71,496,000
1,300,000      Deere & Co.                                     91,182,000
                                                           --------------
                                                           $  162,678,000
                                                           --------------
               Total Capital Goods                         $  487,004,400
                                                           --------------
               Commercial Services & Supplies - 1.1%
               Office Services & Supplies - 1.1%
1,243,900      Canon, Inc. (A.D.R.)                        $   66,424,260
                                                           --------------
               Total Commercial Services & Supplies        $   66,424,260
                                                           --------------
               Transportation - 3.6%
               Airlines - 0.9%
3,538,600      Southwest Airlines Co.                      $   59,342,322
                                                           --------------
               Railroads - 2.2%
1,054,200      Burlington Northern, Inc.                   $   36,970,794
3,730,100      Norfolk Southern Corp.                          98,922,252
                                                           --------------
                                                           $  135,893,046
                                                           --------------
               Trucking - 0.5%
  450,000      United Parcel Service                       $   33,826,500
                                                           --------------
               Total Transportation                        $  229,061,868
                                                           --------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                    Value
               Automobiles & Components - 2.4%
               Automobile Manufacturers - 2.4%
5,000,000      Ford Motor Corp.                     $   78,250,000
1,237,500      PACCAR, Inc.                             71,762,625
                                                    --------------
                                                    $  150,012,625
                                                    --------------
               Total Automobiles & Components       $  150,012,625
                                                    --------------
               Media - 6.5%
               Advertising - 1.1%
  890,200      Omnicom Group                        $   67,557,278
                                                    --------------
               Movies & Entertainment - 0.3%
  837,300      The Walt Disney Co.                  $   21,342,777
                                                    --------------
               Publishing - 5.1%
1,000,000      Gannett Co.                          $   84,850,000
3,494,400      John Wiley & Sons, Inc.+                111,820,800
1,606,000      McGraw-Hill Co., Inc.                   122,971,420
                                                    --------------
                                                    $  319,642,220
                                                    --------------
               Total Media                          $  408,542,275
                                                    --------------
               Retailing - 4.2%
               Apparel Retail - 0.3%
  500,000      Liz Claiborne, Inc.                  $   17,990,000
                                                    --------------
               Department Stores - 0.6%
1,234,800      May Department Stores Co.            $   33,944,652
                                                    --------------
               General Merchandise Stores - 2.2%
  700,000      Family Dollar Stores, Inc.           $   21,294,000
2,760,000      Target Corp.                            117,217,200
                                                    --------------
                                                    $  138,511,200
                                                    --------------
               Home Improvement Retail - 0.8%
1,000,000      Lowe's Companies, Inc.               $   52,550,000
                                                    --------------
               Specialty Stores - 0.3%
  600,300      Barnes & Noble, Inc.*                $   20,398,194
                                                    --------------
               Total Retailing                      $  263,394,046
                                                    --------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
               Food & Drug Retailing - 3.6%
               Drug Retail - 1.7%
2,851,200      Walgreen Co.                            $  103,241,952
                                                       --------------
               Food Distributors - 1.3%
  300,100      Cardinal Health, Inc.                   $   21,022,005
1,732,400      Sysco Corp.                                 62,141,188
                                                       --------------
                                                       $   83,163,193
                                                       --------------
               Hypermarkets & Supercenters - 0.6%
  752,000      Wal-Mart Stores, Inc.                   $   39,675,520
                                                       --------------
               Total Food & Drug Retailing             $  226,080,665
                                                       --------------
               Food, Beverage & Tobacco - 4.9%
               Packaged Foods & Meats - 3.8%
1,766,000      Campbell Soup Co.                       $   47,470,080
  960,600      General Mills, Inc.                         45,657,318
1,496,150      H.J. Heinz Co., Inc.                        58,649,080
1,100,000      Hershey Foods Corp.                         50,897,000
1,558,900      Sara Lee Corp.                              35,839,111
                                                       --------------
                                                       $  238,512,589
                                                       --------------
               Soft Drinks - 1.1%
1,357,900      PepsiCo, Inc.                           $   73,163,652
                                                       --------------
               Total Food, Beverage & Tobacco          $  311,676,241
                                                       --------------
               Household & Personal Products - 3.4%
               Household Products - 3.4%
1,358,600      Colgate-Palmolive Co.                   $   79,410,170
  300,000      Clorox Co.                                  16,134,000
  456,300      Estee Lauder Co.                            22,258,314
1,800,000      Procter & Gamble Co.                        97,992,000
                                                       --------------
                                                       $  215,794,484
                                                       --------------
               Total Household & Personal Products     $  215,794,484
                                                       --------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Health Care Equipment & Services - 6.1%
               Health Care Distributors - 2.5%
1,233,300      Abbott Laboratories                        $   50,269,308
1,900,000      Johnson & Johnson                             105,830,000
                                                          --------------
                                                          $  156,099,308
                                                          --------------
               Health Care Equipment - 2.8%
1,532,800      Becton, Dickinson & Co.                    $   79,399,040
  900,000      Biomet, Inc.                                   39,996,000
  632,800      Guidant Corp.                                  35,360,864
  318,700      St. Jude Medical, Inc.*                        24,109,655
                                                          --------------
                                                          $  178,865,559
                                                          --------------
               Managed Health Care - 0.8%
  482,300      United Healthcare Group, Inc.              $   30,023,175
  170,000      Wellpoint Health Networks, Inc.*               19,041,700
                                                          --------------
                                                          $   49,064,875
                                                          --------------
               Total Health Care Equipment & Services     $  384,029,742
                                                          --------------
               Pharmaceuticals & Biotechnology - 6.5%
               Pharmaceuticals - 6.5%
  803,000      Barr Laboratorie, Inc.*                    $   27,061,100
  949,000      Eli Lilly & Co.                                66,344,590
1,400,600      Merck & Co., Inc.                              66,528,500
1,607,700      Mylan Laboratories, Inc.                       32,555,925
1,200,000      Novartis AG (A.D.R.)                           53,400,000
1,600,000      Pfizer, Inc.                                   54,848,000
  389,800      Roche Holdings AG                              38,668,160
3,792,800      Schering-Plough Corp.                          70,090,944
                                                          --------------
                                                          $  409,497,219
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $  409,497,219
                                                          --------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Banks - 7.5%
              Diversified Banks - 2.3%
  800,000     Charter One Financial, Inc.                $   35,352,000
2,048,000     U.S. Bancorp                                   56,442,880
  900,000     Wells Fargo & Co.                              51,507,000
                                                         --------------
                                                         $  143,301,880
                                                         --------------
              Regional Banks - 4.3%
  755,700     First Horizon National Corp.               $   34,361,679
2,864,648     National City Corp.                           100,291,326
  919,500     SouthTrust Corp.                               35,685,795
1,150,000     SunTrust Banks, Inc.                           74,738,500
  439,200     Zions Bancorporation                           26,988,840
                                                         --------------
                                                         $  272,066,140
                                                         --------------
              Thrifts & Mortgage Finance - 0.9%
1,530,760     Washington Mutual, Inc.                    $   59,148,566
                                                         --------------
              Total Banks                                $  474,516,586
                                                         --------------
              Diversified Financials - 5.7%
              Asset Management & Custody Banks - 3.9%
1,246,800     The Bank of New York Co., Inc.             $   36,755,664
  932,500     Federated Investors, Inc.                      28,292,050
1,613,600     State Street Corp.                             79,130,944
2,100,000     T. Rowe Price Associates, Inc.                105,840,000
                                                         --------------
                                                         $  250,018,658
                                                         --------------
              Consumer Finance - 0.7%
  900,000     American Express Co.                       $   46,242,000
                                                         --------------
              Investment Banking & Brokerage - 1.1%
1,242,000     Merrill Lynch & Co., Inc.                  $   67,043,160
                                                         --------------
              Total Diversified Financials               $  363,303,818
                                                         --------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                              Value
              Insurance - 3.8%
              Multi-Line Insurance - 1.1%
  962,218     American International Group, Inc.              $   68,586,899
                                                              --------------
              Property & Casualty Insurance - 2.7%
1,174,200     Chubb Corp.                                     $   80,056,956
  760,400     Safeco Corp.                                        33,457,600
1,366,300     The St. Paul Travelers Companies, Inc.              55,389,802
                                                              --------------
                                                              $  168,904,358
                                                              --------------
              Total Insurance                                 $  237,491,257
                                                              --------------
              Software & Services - 4.8%
              Application Software - 2.5%
  916,000     Adobe Systems, Inc.                             $   42,594,000
3,080,000     Microsoft Corp.                                     87,964,800
  600,000     Symantec Corp.*                                     26,268,000
                                                              --------------
                                                              $  156,826,800
                                                              --------------
              Data Processing & Outsourced Services - 2.3%
1,014,200     Automatic Data Processing, Inc.                 $   42,474,696
  783,100     Computer Sciences Corp.*                            36,359,333
  552,800     DST Systems, Inc. (c)*                              26,584,152
  551,250     Fiserv, Inc.*                                       21,438,113
  763,800     SunGard Data Systems, Inc.*                         19,858,800
                                                              --------------
                                                              $  146,715,094
                                                              --------------
              Total Software & Services                       $  303,541,894
                                                              --------------
              Technology Hardware & Equipment - 5.6%
              Communications Equipment - 2.0%
4,408,261     Motorola, Inc.                                  $   80,450,763
3,100,000     Nokia Corp. (A.D.R.)                                45,074,000
                                                              --------------
                                                              $  125,524,763
                                                              --------------
              Computer Hardware - 3.6%
  422,600     Apple Computer, Inc.*                           $   13,751,404
  541,100     Diebold, Inc.                                       28,607,957
1,625,000     Dell, Inc.*                                         58,207,500
1,745,400     Hewlett-Packard Co.                                 36,827,940
  624,000     IBM Corp.*                                          55,005,600
8,300,000     Sun Microsystems, Inc.*                             36,022,000
                                                              --------------
                                                              $  228,422,401
                                                              --------------
              Total Technology Hardware & Equipment           $  353,947,164
                                                              --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
               Semiconductors - 3.5%
               Semiconductor Equipment - 1.0%
3,074,000      Applied Materials, Inc.*                        $   60,311,880
                                                               --------------
               Semiconductors - 2.5%
3,240,000      Intel Corp.                                     $   89,424,000
2,868,000      Texas Instruments, Inc.                             69,348,240
                                                               --------------
                                                               $  158,772,240
                                                               --------------
               Total Semiconductors                            $  219,084,120
                                                               --------------
               Telecommunication Services - 3.4%
               Integrated Telecommunication Services - 3.4%
  505,448      Alltel Corp.                                    $   25,585,778
3,059,600      BellSouth Corp.                                     80,222,712
4,495,637      SBC Communications, Inc.                           109,019,197
                                                               --------------
                                                               $  214,827,687
                                                               --------------
               Total Telecommunication Services                $  214,827,687
                                                               --------------
               Utilities - 2.0%
               Electric Utilities - 1.4%
  710,000      American Electric Power Co., Inc. (c)           $   22,720,000
  750,000      Consolidated Edison, Inc. (c)                       29,820,000
1,200,000      Southern Co. (c)                                    34,980,000
                                                               --------------
                                                               $   87,520,000
                                                               --------------
               Gas Utilities - 0.5%
  558,600      KeySpan Energy Corp.                            $   20,500,620
  767,533      Vectren Corp.                                       19,257,404
                                                               --------------
                                                               $   39,758,024
                                                               --------------
               Water Utilities - 0.1%
  375,000      Aqua America, Inc.                              $    7,518,750
                                                               --------------
               Total Utilities                                 $  134,796,774
                                                               --------------
               TOTAL COMMON STOCKS
               (Cost $4,101,954,366)                           $6,316,844,629
                                                               --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                Value
                 TEMPORARY CASH INVESTMENTS - 0.8%
                 Repurchase Agreement - 0.1%
 $5,300,000      UBS Warburg, Inc., 1.25%, dated 6/30/04, repur-
                 chase price of $5,300,000 plus accrued interest
                 on 7/1/04 collateralized by $4,859,000 U.S.
                 Treasury Bill, 7.0%, 7/15/06                     $    5,300,000
                                                                  --------------
 Shares          Security Lending Collateral -0.7%
 43,375,400      Securities Lending Investment Fund, 1.29%        $   43,375,400
                                                                  --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $48,675,400)                               $  $48,675,400
                                                                  --------------
                 TOTAL INVESTMENT IN SECURITIES - 100.7%
                 (Cost $4,150,629,766)(a)(b)                      $6,365,520,029
                                                                  --------------
                 OTHER ASSETS AND LIABILITIES - (0.7)%            $  (44,439,091)
                                                                  --------------
                 TOTAL NET ASSETS - 100.0%                        $6,321,080,938
                                                                  ==============

       *  Non-income producing security.

(A.D.R.)  American Depositary Receipt

       + Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

     (a) At June 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $4,154,203,610 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 2,341,954,113

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value       (130,637,694)
                                                                 --------------

          Net unrealized gain                                    $2,211,316,419
                                                                 ==============

     (b) At December 31, 2003, the Fund had a net capital loss carryforward of $465,414,623 of which the following amounts will expire between 2009 and 2011, if not utilized.
          $97,992,548 in 2009
          $175,246,741 in 2010
          $192,175,334 in 2011

     (c)  At June 30, 2004, the following securities were out on loan:

                                                                         Market
          Shares                 Description                              Value
          31,900     American Electric Power Co., Inc.              $ 1,020,800
           1,500     Caterpillar, Inc.                                  119,160
           7,200     ConocoPhillips                                     549,288
         156,700     Consolidated Edison, Inc.                        6,230,392
         226,800     DST Systems, Inc. *                             10,906,812
         803,200     Southern Co.                                    23,413,280
                                                                    -----------
                     Total                                          $42,239,732
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2003 aggregated $677,236,842 and $788,238,233, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

 ASSETS:
   Investment in securities of unaffiliated issuers, at value
     (including securities loaned of $42,239,732)
     (cost $4,142,882,166)                                              $6,253,699,229
   Investment in securities of affiliated issuers at value
     (cost $7,747,600)                                                     111,820,800
                                                                        --------------
    Total investment in securities, at value (cost $4,150,629,766)      $6,365,520,029
                                                                        --------------
   Cash                                                                 $       25,811
   Receivables -
     Fund shares sold                                                        4,599,573
     Dividends, interest and foreign taxes withheld                          6,790,011
   Other                                                                         4,288
                                                                        --------------
        Total assets                                                    $6,376,939,712
                                                                        --------------
 LIABILITIES:
   Payables -
     Fund shares repurchased                                            $    4,820,789
     Upon return of securities loaned                                       43,375,400
   Due to affiliates                                                         7,194,632
   Accrued expenses                                                            467,953
                                                                        --------------
        Total liabilities                                               $   55,858,774
                                                                        --------------
 NET ASSETS:
   Paid-in capital                                                      $4,423,668,563
   Accumulated net investment income                                         1,009,169
   Accumulated net realized loss on investments                           (318,507,237)
   Net unrealized gain on investments                                    2,214,890,263
   Net unrealized gain on assets and liabilities denominated in
     foreign currencies                                                         20,180
                                                                        --------------
        Total net assets                                                $6,321,080,938
                                                                        ==============
 NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of shares authorized)
   Class A (based on $5,328,526,251/137,918,274 shares)                 $        38.64
                                                                        ==============
   Class B (based on $538,394,560/14,254,949 shares)                    $        37.77
                                                                        ==============
   Class C (based on $295,383,697/7,890,437 shares)                     $        37.44
                                                                        ==============
   Class R (based on $11,139,151/287,937 shares)                        $        38.69
                                                                        ==============
   Class Y (based on $147,637,279/3,811,827 shares)                     $        38.73
                                                                        ==============
 MAXIMUM OFFERING PRICE:
   Class A ($38.64 [divided by] 94.25%)                                 $        41.00
                                                                        ==============
   Class C ($37.44 [divided by] 99.00%)                                 $        37.82
                                                                        ==============


The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of
     $547,588 and including income from affiliated
     issuers of $227,136)                             $ 55,352,819
  Interest                                                  56,133
  Income from securities loaned, net                       193,181
                                                      -------------
       Total investment income                                           $ 55,602,133
                                                                         ------------
EXPENSES:
  Management fees
     Basic Fee                                        $ 18,904,573
     Performance Adjustment                             (2,631,222)
  Transfer agent fees
     Class A                                             7,211,584
     Class B                                             1,009,714
     Class C                                               449,948
     Class R                                                   245
     Class Y                                                25,082
  Distribution fees
     Class A                                             6,111,527
     Class B                                             2,718,597
     Class C                                             1,478,667
     Class R                                                17,215
  Administrative fees                                      634,643
  Custodian fees                                           142,856
  Registration fees                                         95,511
  Professional fees                                         57,652
  Printing                                                 101,010
  Fees and expenses of nonaffiliated trustees               59,997
  Miscellaneous                                             62,939
                                                      -------------
       Total expenses                                                    $ 36,450,538
                                                                         ------------
       Less fees paid indirectly                                         $    (64,999)
                                                                         ------------
       Net expenses                                                      $ 36,385,539
                                                                         ------------
         Net investment income                                           $ 19,216,594
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
     Investments                                      $150,466,306
     Other assets and liabilities denominated in
       foreign currencies                                   14,924       $150,481,230
                                                      -------------      ------------
  Change in net unrealized gain on:
     Investments                                      $(45,212,217)
     Other assets and liablities denominated in
       foreign currencies                                     (730)      $(45,212,947)
                                                      -------------      ------------
  Net gain on investments                                                $105,268,283
                                                                         ------------
  Net increase in net assets resulting from
     operations                                                          $124,484,877
                                                                         ============


22  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                            Six Months
                                                               Ended
                                                              6/30/04            Year Ended
                                                            (unaudited)           12/31/03
FROM OPERATIONS:
Net investment income                                    $   19,216,594      $   42,284,374
Net realized gain (loss) on investments                     150,481,230         (53,290,777)
Change in net unrealized gain on investments                (45,212,947)      1,269,879,451
                                                         --------------      --------------
  Net increase in net assets resulting from
     operations                                          $  124,484,877      $1,258,873,048
                                                         --------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.13 and $0.28 per share, respectively)      $  (17,983,268)     $  (40,877,893)
  Class B ($0.00 and $0.02 per share, respectively)                   -            (305,643)
  Class C ($0.00 and $0.03 per share, respectively)                   -            (225,131)
  Class R ($0.14 and $0.23 per share, respectively)             (31,350)             (3,648)
  Class Y ($0.22 and $0.42 per share, respectively)            (811,662)         (1,401,132)
                                                         --------------      --------------
     Total distributions to shareowners                  $  (18,826,280)     $  (42,813,447)
                                                         --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  393,346,927      $  759,084,979
Reinvestment of distributions                                16,623,076          36,778,069
Cost of shares repurchased                                 (555,896,535)     (1,029,908,844)
                                                         --------------      --------------
  Net decrease in net assets resulting from fund
     share transactions                                  $ (145,926,532)     $ (234,045,796)
                                                         --------------      --------------
  Net increase (decrease) in net assets                  $  (40,267,935)     $  982,013,805
NET ASSETS:
Beginning of period                                       6,361,348,873       5,379,335,068
                                                         --------------      --------------
End of period (including accumulated net investment
  income of $1,009,169 and $618,855
  respectively)                                          $6,321,080,938      $6,361,348,873
                                                         ==============      ==============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                    '04 Shares         '04 Amount
                                   (unaudited)        (unaudited)       '03 Shares       '03 Amount
CLASS A
Shares sold                          7,299,802      $ 280,036,881       16,283,174    $ 531,694,054
Reinvestment of distributions          416,101         15,904,556        1,039,242       35,090,957
Less shares repurchased            (11,147,817)      (428,370,785)     (25,028,243)    (815,318,096)
                                   -----------      -------------      -----------    -------------
  Net decrease                      (3,431,914)     $(132,429,348)      (7,705,827)   $(248,533,085)
                                   ===========      =============      ===========    =============
CLASS B
Shares sold                            881,164      $  32,972,269        2,012,328    $  64,912,520
Reinvestment of distributions                -                  -            7,733          242,312
Less shares repurchased             (1,571,675)       (58,817,618)      (3,275,043)    (102,622,003)
                                   -----------      -------------      -----------    -------------
  Net decrease                        (690,511)     $ (25,845,349)      (1,254,982)   $ (37,467,171)
                                   ===========      =============      ===========    =============
CLASS C
Shares sold                          1,017,053      $  37,770,073        2,519,211    $  81,001,499
Reinvestment of distributions                -                  -            4,081          128,911
Less shares repurchased             (1,067,217)       (39,561,177)      (2,162,792)     (68,119,905)
                                   -----------      -------------      -----------    -------------
  Net increase (decrease)              (50,164)     $  (1,791,104)         360,500    $  13,010,505
                                   ===========      =============      ===========    =============
CLASS R (a)
Shares sold                            288,136      $  10,917,163           80,545    $   2,950,217
Reinvestment of distributions              760             29,192              100            3,644
Less shares repurchased                (81,233)        (3,135,062)            (371)         (13,146)
                                   -----------      -------------      -----------    -------------
  Net increase                         207,663      $   7,811,293           80,274    $   2,940,715
                                   ===========      =============      ===========    =============
CLASS Y
Shares sold                            821,414      $  31,650,541        2,317,371    $  78,526,689
Reinvestment of distributions           18,024            689,328           38,268        1,312,245
Less shares repurchased               (682,117)       (26,011,893)      (1,305,698)     (43,835,694)
                                   -----------      -------------      -----------    -------------
  Net increase                         157,321      $   6,327,976        1,049,941    $  36,003,240
                                   ===========      =============      ===========    =============

(a)   Class R shares were first publicly offered on April 1, 2003.


24  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           6/30/04        Year Ended        Year Ended
CLASS A                                                  (unaudited)       12/31/03          12/31/02
Net asset value, beginning of period                     $   38.00        $    30.76        $   38.87
                                                         ---------        ----------        ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.14        $     0.28        $    0.27
 Net realized and unrealized gain (loss) on
   investments                                                0.63              7.24            (8.12)
                                                         ---------        ----------        ---------
   Net increase (decrease) from investment
    operations                                           $    0.77        $     7.52        $   (7.85)
Distributions to shareowners:
 Net investment income                                   $   (0.13)       $    (0.28)       $   (0.26)
 Net realized gain                                               -                 -                -
                                                         ---------        ----------        ---------
Net increase (decrease) in net asset value               $    0.64        $     7.24        $   (8.11)
                                                         ---------        ----------        ---------
Net asset value, end of period                           $   38.64        $    38.00        $   30.76
                                                         =========        ==========        =========
Total return*                                                 2.03%            24.58%          (20.26)%
Ratio of net expenses to average net assets+                  1.05%**           1.09%            1.11%
Ratio of net investment gain to average net assets+           0.71%**           0.86%            0.75%
Portfolio turnover rate                                         22%**              6%               7%
Net assets, end of period (in thousands)                 $5,328,526       $5,370,888        $4,584,649
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 1.05%**           1.09%            1.10%
 Net investment income                                        0.71%**           0.86%            0.76%

                                                         Year Ended       Year Ended       Year Ended
CLASS A                                                   12/31/01         12/31/00         12/31/99
Net asset value, beginning of period                     $   44.26        $    47.60       $    43.30
                                                         ---------        ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.18        $     0.16       $     0.18
 Net realized and unrealized gain (loss) on
   investments                                               (5.11)            (0.14)            6.51
                                                         ---------        ----------       ----------
   Net increase (decrease) from investment
    operations                                           $   (4.93)       $     0.02       $     6.69
Distributions to shareowners:
 Net investment income                                   $   (0.16)       $    (0.12)      $    (0.17)
 Net realized gain                                           (0.30)            (3.24)           (2.22)
                                                         ---------        ----------       ----------
Net increase (decrease) in net asset value               $   (5.39)       $    (3.34)      $     4.30
                                                         ---------        ----------       ----------
Net asset value, end of period                           $   38.87        $    44.26       $    47.60
                                                         =========        ==========       ==========
Total return*                                               (11.13)%            0.12%           15.63%
Ratio of net expenses to average net assets+                  1.14%             1.11%            1.10%
Ratio of net investment gain to average net assets+           0.43%             0.31%            0.39%
Portfolio turnover rate                                          6%               20%              10%
Net assets, end of period (in thousands)                 $6,140,520       $6,645,954       $6,638,130
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 1.13%             1.09%            1.09%
 Net investment income                                        0.44%             0.33%            0.40%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          6/30/04       Year Ended      Year Ended
CLASS B                                                 (unaudited)      12/31/03        12/31/02
Net asset value, beginning of period                     $  37.18         $ 30.14        $  38.13
                                                         --------         -------        --------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.03)        $ (0.02)       $  (0.09)
 Net realized and unrealized gain (loss) on
   investments                                               0.62            7.08           (7.90)
                                                         --------         -------        --------
   Net increase (decrease) from investment
    operations                                           $   0.59         $  7.06        $  (7.99)
Distributions to shareowners:
 Net investment income                                   $      -         $ (0.02)       $      -
 Net realized gain                                              -               -               -
                                                         --------         -------        --------
Net increase (decrease) in net asset value               $   0.59         $  7.04        $  (7.99)
                                                         --------         -------        --------
Net asset value, end of period                           $  37.77         $ 37.18        $  30.14
                                                         ========         =======        ========
Total return*                                                1.59%          23.44%         (20.96)%
Ratio of net expenses to average net assets+                 1.92%**         2.00%           1.98%
Ratio of net investment loss to average net assets+         (0.16)%**       (0.05)%         (0.12)%
Portfolio turnover rate                                        22%**            6%              7%
Net assets, end of period (in thousands)                 $538,395         $555,669       $488,242
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.92%**         2.00%           1.97%
 Net investment loss                                        (0.16)%**       (0.05)%         (0.11)%

                                                        Year Ended      Year Ended      Year Ended
CLASS B                                                  12/31/01        12/31/00        12/31/99
Net asset value, beginning of period                     $  43.61        $  47.24        $  43.20
                                                         --------         -------         -------
Increase (decrease) from investment operations:
 Net investment loss                                     $  (0.12)       $  (0.18)       $  (0.12)
 Net realized and unrealized gain (loss) on
   investments                                              (5.06)          (0.21)           6.38
                                                         --------        --------        --------
   Net increase (decrease) from investment
    operations                                           $  (5.18)       $  (0.39)       $   6.26
Distributions to shareowners:
 Net investment income                                   $      -        $      -        $      -
 Net realized gain                                          (0.30)          (3.24)          (2.22)
                                                         --------        --------        --------
Net increase (decrease) in net asset value               $  (5.48)       $  (3.63)       $   4.04
                                                         --------        --------        --------
Net asset value, end of period                           $  38.13        $   43.61       $  47.24
                                                         ========        =========       ========
Total return*                                              (11.87)%         (0.75)%         14.63%
Ratio of net expenses to average net assets+                 1.99%           1.98%           1.98%
Ratio of net investment loss to average net assets+         (0.41)%         (0.56)%         (0.50)%
Portfolio turnover rate                                         6%             20%             10%
Net assets, end of period (in thousands)                 $680,820        $705,339        $593,145
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.98%           1.96%           1.96%
 Net investment loss                                        (0.40)%         (0.54)%         (0.48)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
 +   Ratio with no reduction for fees paid indirectly.


26 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended
                                                      6/30/04       Year Ended     Year Ended
CLASS C                                             (unaudited)      12/31/03       12/31/02
Net asset value, beginning of period                $   36.84        $  29.84       $  37.74
                                                    ---------        --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   (0.02)       $   0.02       $  (0.54)
 Net realized and unrealized gain (loss) on
   investments                                           0.62            7.01          (7.34)
                                                    ---------        --------       --------
   Net increase (decrease) from investment
    operations                                      $    0.60        $   7.03       $  (7.88)
Distributions to shareowners:
 Net investment income                              $       -        $  (0.03)      $  (0.02)
 Net realized gain                                          -               -              -
                                                    ---------        --------       --------
Net increase (decrease) in net asset value          $    0.60        $   7.00       $  (7.90)
                                                    ---------        --------       --------
Net asset value, end of period                      $   37.44        $  36.84       $  29.84
                                                    =========        ========       ========
Total return*                                            1.63%          23.58%        (20.87)%
Ratio of net expenses to average net assets+             1.86%**         1.89%          1.90%
Ratio of net investment income (loss) to
 average net assets+                                    (0.09)%**        0.05%         (0.03)%
Portfolio turnover rate                                    22%**            6%             7%
Net assets, end of period (in thousands)            $ 295,384        $292,526       $226,183
Ratios with reduction for fees paid indirectly:
 Net expenses                                            1.86%**         1.89%          1.89%
 Net investment income (loss)                           (0.09)%**        0.05%         (0.02%)

                                                    Year Ended      Year Ended     Year Ended
CLASS C                                              12/31/01        12/31/00     12/31/99 (a)
Net asset value, beginning of period                 $  43.15        $  46.76       $  42.76
                                                     --------        --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                        $  (0.06)       $  (0.12)      $  (0.09)
 Net realized and unrealized gain (loss) on
   investments                                          (5.05)          (0.25)          6.31
                                                     --------        --------       --------
   Net increase (decrease) from investment
    operations                                       $  (5.11)       $  (0.37)      $   6.22
Distributions to shareowners:
 Net investment income                               $      -        $      -       $      -
 Net realized gain                                      (0.30)          (3.24)         (2.22)
                                                     --------        --------       --------
Net increase (decrease) in net asset value           $  (5.41)       $  (3.61)      $   4.00
                                                     --------        --------       --------
Net asset value, end of period                       $  37.74        $  43.15       $  46.76
                                                     ========        ========       ========
Total return*                                          (11.84)%         (0.72)%        14.68%
Ratio of net expenses to average net assets+             1.94%           1.95%          1.96%
Ratio of net investment income (loss) to
 average net assets+                                    (0.37)%         (0.54)%        (0.49)%
Portfolio turnover rate                                     6%             20%            10%
Net assets, end of period (in thousands)             $282,616        $240,792       $156,739
Ratios with reduction for fees paid indirectly:
 Net expenses                                            1.93%           1.92%          1.93%
 Net investment income (loss)                           (0.36%)         (0.51%)        (0.46%)

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.  27

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended         4/1/03
                                                            6/30/04          to
                                                          (unaudited)    12/31/03 (a)
CLASS R
Net asset value, beginning of period                       $ 38.06         $ 29.24
                                                           -------         -------
Increase from investment operations:
  Net investment gain                                      $  0.10         $  0.21
  Net realized and unrealized gain on investments             0.67            8.84
                                                           -------         -------
  Net increase from investment operations                  $  0.77         $  9.05
Distributions to shareowners:
  Net investment income                                    $ (0.14)        $ (0.23)
                                                           -------         -------
Net increase in net asset value                            $  0.63         $  8.82
                                                           -------         -------
Net asset value, end of period                             $ 38.69         $ 38.06
                                                           =======         =======
Total return*                                                 2.03%          31.02%
Ratio of net expenses to average net assets+                  1.11%**         1.06%**
Ratio of net investment income to average net assets+         0.62%**         0.65%**
Portfolio turnover rate                                         22%**            6%
Net assets, end of period (in thousands)                   $11,139         $ 3,055
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.11%**         1.06%**
  Net investment income                                       0.62%**         0.65%**

(a)  Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios with no reduction for fees paid indirectly.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     6/30/04        Year Ended     Year Ended
CLASS Y                                            (unaudited)       12/31/03       12/31/02
Net asset value, beginning of period                $ 38.09          $  30.82        $ 38.93
                                                    -------          --------        -------
Increase (decrease) from investment operations:
 Net investment income                              $  0.23          $   0.41        $  0.41
 Net realized and unrealized gain (loss) on
   investments                                         0.63              7.28          (8.13)
                                                    -------          --------        -------
   Net increase (decrease) from investment
    operations                                      $  0.86          $   7.69        $ (7.72)
Distributions to shareowners:
 Net investment income                              $ (0.22)         $  (0.42)       $ (0.39)
 Net realized gain                                        -                 -              -
                                                    -------          --------        -------
Net increase (decrease) in net asset value          $  0.64          $   7.27        $ (8.11)
                                                    -------          --------        -------
Net asset value, end of period                      $ 38.73          $  38.09        $ 30.82
                                                    =======          ========        =======
Total return*                                          2.27%            25.14%        (19.92)%
Ratio of net expenses to average net assets+           0.59%**           0.61%          0.70%
Ratio of net investment income to average
 net assets+                                           1.18%**           1.31%          1.17%
Portfolio turnover rate                                  22%**              6%             7%
Net assets, end of period (in thousands)            $147,637         $139,210        $80,262
Ratios with reduction for fees paid indirectly:
 Net expenses                                          0.59%**           0.61%          0.69%
 Net investment income                                 1.18%**           1.31%          1.18%

                                                    Year Ended       Year Ended       5/6/99 to
CLASS Y                                              12/31/01         12/31/00      12/31/99 (a)
Net asset value, beginning of period                 $  44.34         $ 47.62         $ 46.44
                                                     --------         -------         -------
Increase (decrease) from investment operations:
 Net investment income                               $   0.24         $  0.35         $  0.23
 Net realized and unrealized gain (loss) on
   investments                                          (5.02)          (0.14)           3.41
                                                     --------         -------         -------
   Net increase (decrease) from investment
    operations                                       $  (4.78)        $  0.21         $  3.64
Distributions to shareowners:
 Net investment income                               $  (0.33)        $ (0.25)        $ (0.24)
 Net realized gain                                      (0.30)          (3.24)          (2.22)
                                                     --------         -------         -------
Net increase (decrease) in net asset value           $  (5.41)        $ (3.28)        $  1.18
                                                     --------         -------         -------
Net asset value, end of period                       $  38.93         $ 44.34         $ 47.62
                                                     ========         =======         =======
Total return*                                          (10.75)%          0.50%           8.00%
Ratio of net expenses to average net assets+             0.72%           0.72%           0.72%**
Ratio of net investment income to average
 net assets+                                             0.84%           0.70%           0.73%**
Portfolio turnover rate                                     6%             20%             10%
Net assets, end of period (in thousands)             $101,603         $12,566         $12,348
Ratios with reduction for fees paid indirectly:
 Net expenses                                            0.70%           0.70%           0.71%**
 Net investment income                                   0.86%           0.72%           0.74%**

(a)  Class Y shares were first publicly offered on May 6, 1999.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
 **  Annualized.
  +  Ratios with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R share-owners, respectively. There is no distribution plan for Class Y shares. The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003, was as follows:

--------------------------------------------------------------------------------

                                                                          2003
                                                                     -----------
  Distributions paid from:
   Ordinary income                                                   $42,813,447
   Long-term capital gain                                                      -
                                                                     -----------
  Total                                                              $42,813,447
                                                                     ===========

--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

--------------------------------------------------------------------------------

                                                                      2003
                                                                --------------
  Undistributed ordinary income                                 $      618,855
  Capital loss-carryforward                                       (465,414,623)
  Unrealized appreciation                                        2,256,549,546
                                                                --------------
  Total                                                         $1,791,753,778
                                                                ==============

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $686,211 in underwriting commissions on the sale of fund shares during the six months ended June 30, 2004.

E. Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of - 0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index. Pursuant to a shareowners vote on April 17, 2003, the benchmark was changed from the Lipper Growth & Income Funds Index effective May 1, 2003; however, the Lipper Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. The performance comparison is made for a rolling 36-month period. For the six months ended June 30, 2004, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,631,222. For the six months ended June 30, 2004, the net management fee was equivalent to 0.52% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $3,172,890 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,109,805 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R
Plan) in accordance with Rule 12b-1 of the Invest-

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15% of average daily net assets. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $1,911,937 in distribution fees payable to PFD at June 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $621,620 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

June 30, 2004, the Fund's expenses were reduced by $64,999 under such arrangements.

6. Line of Credit
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

7. Affiliated Companies
The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2004:

------------------------------------------------------------------------------------
              Beginning                                       Ending
               Balance    Purchases     Sales    Dividend    Balance
Affiliates     (shares)    (shares)   (shares)    Income     (shares)       Value
------------------------------------------------------------------------------------
John Wiley &
Sons, Inc.    3,494,400   -           -          $227,136   3,494,400   $111,820,800

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.


[PIONEER LOGO]
PIONEER
Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   16051-00-0804
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.